Stockholders' Equity (Deficit) (Details Narrative) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended		2 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2013	Nov. 30, 2013 Number
Procceds from private placements		$ 10,302,400
Common stock, shares authorized	200,000,000			100,000,000	200,000,000
Preferred stock, shares outstanding	0			1,050,000	0
Preferred stock converted to common stock, number				1,050,000
Preferred stock converted into common stock price per share				$ 3.33
Preferred stock converstion amount				3,500,000
Preferred stock, shares authorized	50,000,000				50,000,000
Issuance of common stock warrants	100,000
Issuance common stock warrants amount	7
Series A Preferred Stock [Member]
Preferred stock, shares outstanding				1,050,000
Preferred stock, shares authorized				1,050,000
Series B Preferred Stock [Member]
Preferred stock, shares outstanding				0
Preferred stock, shares authorized				48,950,000
Wunderlich Securities, Inc [Member]
Cash commission paid for placement agents for consideration of services					133,543
Due diligence and related activities fees					8,186
Colorado Financial Service Corporation [Member]
Cash commission paid for placement agents for consideration of services					187,000
Due diligence and related activities fees					11,688
William K Nasser [Member]
Due diligence and related activities fees					49,800
Payments for legal fees					42,874
FracRock International, Inc [Member]
Number of common stock sold in private placements						854,367
Number of accredited investors received shares in private palcement						35
Procceds from private placements						$ 5,126,202